Common Stock and Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Common Stock and Common Stock Warrants [Abstract]
Schedule of Reserved Shares of Common Stock

The Company has reserved shares of common stock for issuance related to the following:

	As of
	March 29,	December 28,
	2026	2025
Common stock warrants	25,670,265	25,670,265
Employee stock purchase plan	3,174,434	3,174,434
Stock options and RSUs, issued and outstanding	18,299,560	19,164,660
Stock options and RSUs, authorized for future issuance	11,603,508	11,603,508
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	82,635,442	82,460,428
Deferred purchase price consideration	4,973,840	11,640,506
Total shares reserved	155,827,049	163,183,801

The Company has reserved shares of common stock for issuance related to the following:

	As of
	December 28,	December 29,
	2025	2024
Common stock warrants	25,670,265	31,670,265
Employee stock purchase plan	3,174,434	2,628,996
Stock options and RSUs, issued and outstanding	19,164,660	11,979,368
Stock options and RSUs, authorized for future issuance	11,603,508	2,577,895
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	82,460,428	58,579,636
Deferred purchase price consideration	11,640,506	—
Total shares reserved	163,183,801	116,906,160

Schedule of Common Stock for Outstanding Warrants

The potential number of shares of the Company’s common stock for outstanding warrants were as follows:

	Potential shares of common stock as of		Exercise
	March 29, 2026 (1)	December 28, 2025 (1)	price per share	Expiration date
Liability classified warrants
Public Warrants	8,625,000	8,625,000	$11.50	July 18, 2028 (2)
Private Placement Warrants	6,266,667	6,266,667	11.50	July 18, 2028 (2)
Working Capital Warrants	716,668	716,668	11.50	July 18, 2028 (2)
Total shares of common stock – liability classified warrants	15,608,335	15,608,335
Equity classified warrants
Series B Warrants (converted to common stock warrants)	5,054	5,054	$4.30	February 2026
Series C Warrants (converted to common stock warrants)	482,969	482,969	1.00	July 2026
Series C-1 Warrants (converted to common stock warrants)	173,067	173,067	0.01	January 2030
SVB Common Stock Warrants	2,473	2,473	0.38	2033
SVB Common Stock Warrants	2,525	2,525	0.62	2033
Promissory Note Common Stock Warrants	24,148	24,148	0.01	October 2031
July 2023 Common Stock Warrants	38,981	38,981	0.01	July 2028
Common Stock Warrants Issued in 2023 (“Merger Warrants”)	6,266,572	6,266,572	11.50	July 18, 2033
Cantor Warrant	3,066,141	3,066,141	1.68	June 2029
Total shares of common stock – equity classified warrants	10,061,930	10,061,930
Total potential shares of common stock	25,670,265	25,670,265

(1)	Excludes the 2025 Cantor Warrant which was not issued as of March 29, 2026.

(2)	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.

The potential number of shares of the Company’s common stock for outstanding warrants were as follows:

	Potential shares of common stock as of		Exercise
	December 28, 2025 (1)	December 29, 2024	price per share	Expiration date
Liability classified warrants
Public Warrants	8,625,000	8,625,000	$11.50	July 18, 2028 (2)
Private Placement Warrants	6,266,667	6,266,667	11.50	July 18, 2028 (2)
Working Capital Warrants	716,668	716,668	11.50	July 18, 2028 (2)
Total shares of common stock – liability classified warrants	15,608,335	15,608,335
Equity classified warrants
Series B Warrants (converted to common stock warrants)	5,054	5,054	$4.30	February 2026
Series C Warrants (converted to common stock warrants)	482,969	482,969	1.00	July 2026
Series C-1 Warrants (converted to common stock warrants)	173,067	173,067	0.01	January 2030
SVB Common Stock Warrants	2,473	2,473	0.38	2033
SVB Common Stock Warrants	2,525	2,525	0.62	2033
Promissory Note Common Stock Warrants	24,148	24,148	0.01	October 2031
July 2023 Common Stock Warrants	38,981	38,981	0.01	July 2028
Common Stock Warrants Issued in 2023 (“Merger Warrants”)	6,266,572	6,266,572	11.50	July 18, 2033
Ayna Warrant	—	6,000,000	0.01	June 2029
Cantor Warrant	3,066,141	3,066,141	1.68	June 2029
Total shares of common stock – equity classified warrants	10,061,930	16,061,930
Total potential shares of common stock	25,670,265	31,670,265

(1)	Excludes the 2025 Cantor Warrant (as defined below) which was not issued as of December 28, 2025.
(2)	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.